Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Components of Short-Term Borrowings
The following table presents a summary of our short-term borrowings:

December 31,
Dollars in millions	2025	2024
Federal funds purchased	$—	$—
Securities sold under repurchase agreements	13	14
Other short-term borrowings	1,071	2,130

Schedule of Components of Long-Term Debt
The following table presents the contractual rates and maturity dates of our long-term debt as of December 31, 2025 and the carrying values as of December 31, 2025 and December 31, 2024. We use interest rate swaps and caps, which modify the repricing characteristics of certain long-term debt, to manage interest rate risk. For more information about such financial instruments, see Note 7 (“Derivatives and Hedging Activities”).

December 31,	Stated Rate	Maturity	Carrying Value
Dollars in millions	2025	2025	2025	2024
Parent Company
Senior notes	2.25% - 6.40%	2027 - 2035	$4,659	$4,251
Junior subordinated debentures	4.99% - 7.75%	2028 - 2037	447	444
Other variable rate notes			—	599
Total parent company			$5,106	$5,294

Subsidiaries
Senior notes	3.97% - 5.85%	2027 - 2039	$2,229	$4,540
Subordinated notes	3.40% - 6.95%	2026 - 2032	1,932	1,869
Federal Home Loan Bank advances	1.39% - 7.36%	2026 - 2042	560	79
Other long-term debt(a)			90	112
Revolving loans			—	211
Total subsidiaries			$4,811	$6,811
Total long-term debt			$9,917	$12,105

(a)Includes debt associated with secured borrowings, investment fund financing, and capital lease obligations.

Schedule of Scheduled Principal Payments on Long-Term Debt
At December 31, 2025, scheduled principal payments on long-term debt were as follows:

Dollars in millions	Parent	Subsidiaries	Total
2026	$—	$1,111	$1,111
2027	771	1,275	2,046
2028	903	307	1,210
2029	881	345	1,226
2030	—	15	15
All subsequent years	2,551	1,758	4,309